Investments in associates and joint venture (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments in associates and joint ventures
Joint venture (d)	$ 1,851	$ 1,851	$ 1,628
Investment In Associates And Joint Ventures	1,548,392	$ 1,548,392	1,527,123	$ 1,520,977
Sociedads Minera Cerro Verde S.A.A.
Investments in associates and joint ventures
Proportion of ownership interest in associate		19.58%
Compania Minera Coimolache S.A.
Investments in associates and joint ventures
Proportion of ownership interest in associate		40.10%
Investment in associates	$ 100,637	$ 100,637	99,059
Tinka resources Ltd
Investments in associates and joint ventures
Proportion of ownership interest in associate	19.99%	19.99%
Investment in associates	$ 8,616	$ 8,616	9,221
Other minor investments [Member]
Investments in associates and joint ventures
Investment in associates	1,166	1,166	1,164
Associates
Investments in associates and joint ventures
Investment in associates	1,545,375	$ 1,545,375	$ 1,524,331
Associates | Sociedads Minera Cerro Verde S.A.A.
Investments in associates and joint ventures
Proportion of ownership interest in associate		19.58%	19.58%
Investment in associates	1,436,122	$ 1,436,122	$ 1,416,051
Associates | Compania Minera Coimolache S.A.
Investments in associates and joint ventures
Proportion of ownership interest in associate		40.10%	40.10%
Investment in associates	100,637	$ 100,637	$ 99,059
Associates | Tinka resources Ltd
Investments in associates and joint ventures
Proportion of ownership interest in associate		19.99%	19.32%
Investment in associates	$ 8,616	$ 8,616	$ 9,221